Contingent Payments - Additional Information (Detail) $ in Millions			1 Months Ended		8 Months Ended	12 Months Ended
	Jun. 13, 2022 CAD ($)	May 17, 2022 CAD ($) $ / bbl	Jan. 31, 2023 CAD ($)	Jul. 31, 2022 CAD ($)	Aug. 30, 2022	Dec. 31, 2022 CAD ($) $ / bbl	Dec. 31, 2021 CAD ($)	Aug. 31, 2022 CAD ($) $ / bbl
Disclosure of contingent liabilities in business combination [line items]
Average crude oil price | $ / bbl						45.00
FCCL Partnership
Disclosure of contingent liabilities in business combination [line items]
Proportion of ownership interest in joint operation		50.00%
Sunrise Oil Sands Partnership
Disclosure of contingent liabilities in business combination [line items]
Proportion of ownership interest in joint operation	35.00%				50.00%
Conoco Phillips Company and certain of its subsidiaries
Disclosure of contingent liabilities in business combination [line items]
Contingent payable				$ 177.0			$ 160.0
Proportion of ownership interest in joint operation						5000.00%
Contingent payments period		5 years
Average crude oil price | $ / bbl		52.00
Quarterly contingent payment		$ 6.0
Sunrise Oil Sands Partnership
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration, quarterly payment								$ 2.8
Contingent consideration, price per barrel (in dollars per share) | $ / bbl								52.00
Contingent Consideration Maximum Payment	$ 600.0							$ 600.0
Contingent payable						$ 92.0
Sunrise Oil Sands Partnership | Major business combination [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent payable			$ 92.0
Sunrise Oil Sands Partnership | Top of range
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration, price per barrel (in dollars per share) | $ / bbl								53.00